Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks, and distribution rights	$ 174,779	$ 154,086
Finite lived intangible assets:
Accumulated amortization	(69,922)	(65,599)
Finite lived intangible assets, net	43,367	21,105
Intangible assets, net	218,146	175,191
Customer Relationships [Member]
Finite lived intangible assets:
Finite lived intangible assets	$ 110,489	83,943
Customer Relationships [Member] | Maximum [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	18 years
Customer Relationships [Member] | Minimum [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Trade Name [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,150	1,150
Patented And Unpatented Technology [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,650	$ 1,611